OTHER PAYABLE (Details Narrative)	12 Months Ended
Aug. 31, 2019 USD ($)
Payables and Accruals [Abstract]
Total due for copyright	$ 153,600
Cloud hosting services due	3,584
Unpaid balance of construction	$ 4,672